Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

December 31, 2020

AFF30-QTLY-0221
1.811336.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $459,941)	460,000	459,937
	Shares	Value

Domestic Equity Funds - 36.7%
Fidelity Advisor Series Equity Growth Fund (b)	9,044,526	$145,888,205
Fidelity Advisor Series Growth Opportunities Fund (b)	6,162,589	100,635,072
Fidelity Advisor Series Small Cap Fund (b)	4,978,556	66,264,586
Fidelity Series All-Sector Equity Fund (b)	5,501,353	63,155,528
Fidelity Series Commodity Strategy Fund (b)	18,387,140	84,396,971
Fidelity Series Large Cap Stock Fund (b)	14,120,211	232,277,466
Fidelity Series Large Cap Value Index Fund (b)	1,907,567	25,198,965
Fidelity Series Opportunistic Insights Fund (b)	6,612,290	133,898,863
Fidelity Series Small Cap Opportunities Fund (b)	5,233,574	83,894,192
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,614,523	147,969,019
Fidelity Series Value Discovery Fund (b)	10,537,105	150,996,714
TOTAL DOMESTIC EQUITY FUNDS
(Cost $916,542,272)		1,234,575,581

International Equity Funds - 31.5%
Fidelity Series Canada Fund (b)	4,858,719	56,118,199
Fidelity Series Emerging Markets Fund (b)	3,817,439	43,289,759
Fidelity Series Emerging Markets Opportunities Fund (b)	15,768,149	393,573,006
Fidelity Series International Growth Fund (b)	9,625,885	171,148,234
Fidelity Series International Small Cap Fund (b)	2,657,829	54,565,221
Fidelity Series International Value Fund (b)	16,878,132	170,300,351
Fidelity Series Overseas Fund (b)	13,786,382	170,951,136
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $754,797,873)		1,059,945,906

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (b)	1,993,543	19,018,404
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	592,212	6,407,736
Fidelity Series Floating Rate High Income Fund (b)	389,471	3,540,292
Fidelity Series High Income Fund (b)	2,249,398	21,279,303
Fidelity Series Inflation-Protected Bond Index Fund (b)	17,047,641	182,921,191
Fidelity Series International Credit Fund (b)	177,652	1,817,382
Fidelity Series Investment Grade Bond Fund (b)	57,070,293	680,277,896
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,075,943	74,056,398
Fidelity Series Real Estate Income Fund (b)	1,240,908	13,029,529
TOTAL BOND FUNDS
(Cost $956,322,602)		1,002,348,131

Short-Term Funds - 2.0%
Fidelity Cash Central Fund 0.11% (c)	4,157,934	4,158,765
Fidelity Series Government Money Market Fund 0.13% (b)(d)	60,118,530	60,118,530
Fidelity Series Short-Term Credit Fund (b)	490,574	5,023,474
TOTAL SHORT-TERM FUNDS
(Cost $69,118,497)		69,300,769
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,697,241,185)		3,366,630,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(547,531)
NET ASSETS - 100%		$3,366,082,793

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	March 2021	$1,499,520	$(356)	$(356)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	87	March 2021	9,268,980	5,984	5,984
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	57	March 2021	3,671,370	(115,973)	(115,973)
TOTAL FUTURES CONTRACTS					$(110,345)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $459,937.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,691
Total	$4,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,240,654	$41,265,824	$43,883,141	$31,307,717	$12,653,306	$24,611,562	$145,888,205
Fidelity Advisor Series Growth Opportunities Fund	71,520,474	30,862,160	39,046,277	25,822,786	10,232,396	27,066,319	100,635,072
Fidelity Advisor Series Small Cap Fund	46,344,617	7,206,899	14,158,345	2,191,804	1,392,118	25,479,297	66,264,586
Fidelity Series All-Sector Equity Fund	48,155,332	7,063,215	13,803,894	4,326,553	679,658	21,061,217	63,155,528
Fidelity Series Canada Fund	37,606,265	9,414,438	7,319,266	1,177,522	(345,417)	16,762,179	56,118,199
Fidelity Series Commodity Strategy Fund	87,773,356	7,003,132	27,922,451	361,188	(11,770,235)	29,313,169	84,396,971
Fidelity Series Emerging Markets Debt Fund	16,302,221	1,253,879	1,529,980	700,146	(35,638)	3,027,922	19,018,404
Fidelity Series Emerging Markets Debt Local Currency Fund	--	6,070,749	87,470	37,173	1,113	423,344	6,407,736
Fidelity Series Emerging Markets Fund	23,842,722	9,072,582	6,531,199	601,730	213,502	16,692,152	43,289,759
Fidelity Series Emerging Markets Opportunities Fund	226,796,283	77,706,815	63,488,496	11,627,363	4,895,441	147,662,963	393,573,006
Fidelity Series Floating Rate High Income Fund	3,265,544	222,346	370,156	119,298	(26,762)	449,320	3,540,292
Fidelity Series Government Money Market Fund 0.13%	81,086,548	54,058,074	75,026,092	78,447	--	--	60,118,530
Fidelity Series High Income Fund	18,933,845	1,402,886	1,850,783	888,572	(65,858)	2,859,213	21,279,303
Fidelity Series Inflation-Protected Bond Index Fund	137,094,285	53,393,378	17,102,722	2,369,417	114,556	9,421,694	182,921,191
Fidelity Series International Credit Fund	1,591,074	113,981	--	113,981	--	102,707	1,817,382
Fidelity Series International Growth Fund	166,883,436	28,690,987	59,670,144	23,834,388	19,851,206	15,392,749	171,148,234
Fidelity Series International Small Cap Fund	38,534,871	1,496,653	5,326,516	438,357	1,048,800	18,811,413	54,565,221
Fidelity Series International Value Fund	144,449,251	15,558,822	45,354,121	4,700,249	(3,248,272)	58,894,671	170,300,351
Fidelity Series Investment Grade Bond Fund	519,669,402	212,567,792	68,800,365	34,134,044	(289,893)	17,130,960	680,277,896
Fidelity Series Large Cap Stock Fund	177,471,890	24,096,485	35,738,807	12,687,779	1,811,449	64,636,449	232,277,466
Fidelity Series Large Cap Value Index Fund	18,531,443	3,008,108	3,446,563	510,521	332,689	6,773,288	25,198,965
Fidelity Series Long-Term Treasury Bond Index Fund	66,315,452	28,640,687	10,538,939	7,940,686	1,153,420	(11,514,222)	74,056,398
Fidelity Series Opportunistic Insights Fund	104,031,816	27,560,193	33,182,607	16,761,465	12,032,200	23,457,261	133,898,863
Fidelity Series Overseas Fund	141,056,710	8,271,873	35,332,554	1,898,217	(949,627)	57,904,734	170,951,136
Fidelity Series Real Estate Income Fund	10,506,176	1,096,768	1,159,928	772,509	(63,543)	2,650,056	13,029,529
Fidelity Series Short-Term Credit Fund	4,719,175	168,501	37,886	92,184	85	173,599	5,023,474
Fidelity Series Small Cap Opportunities Fund	58,673,187	8,741,207	16,817,429	1,757,219	2,124,580	31,172,647	83,894,192
Fidelity Series Stock Selector Large Cap Value Fund	109,453,601	15,261,683	23,086,363	3,120,686	671,133	45,668,965	147,969,019
Fidelity Series Value Discovery Fund	113,582,046	11,367,161	23,577,127	3,111,319	2,021,873	47,602,761	150,996,714
	$2,585,431,676	$692,637,278	$674,189,621	$193,483,320	$54,434,280	$703,688,389	$3,362,011,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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